Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements Of Shareholders' Equity [Abstract]
Unrecognized actuarial loss, tax	$ 2,689	$ 1,422	$ 7,488
Interest rate swap, tax	(187)	(385)	62
Stock options and stock compensation plans, tax benefit	$ (55)	$ (105)	$ (325)
Cash dividends declared per share	$ 0.32	$ 0.32